Revenue - Additional information (Details) € in Thousands	1 Months Ended									12 Months Ended
	Feb. 28, 2023 EUR (€)	Feb. 28, 2023 USD ($)	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Oct. 31, 2021 EUR (€)	Oct. 31, 2021 USD ($)	Sep. 30, 2021 EUR (€) shares	Sep. 30, 2021 USD ($) shares	May 31, 2021	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Sep. 30, 2021 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income										€ 38,946		€ 51,371
Proceeds from issuing shares												71,635
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income										38,946		€ 50,930	€ 64,739
Issue of ordinary shares (in shares) | shares			9,381,586	9,381,586			3,989,976	3,989,976
Proceeds from issuing shares							€ 25,270	$ 30,000,000
Gross proceeds from issuance of shares			€ 14,122	$ 15,000,000
Discount on shares issued			€ 451	$ 480,000
Up-front payment received	€ 56,412	$ 60,000,000			€ 16,849	$ 20,000,000
Additional consideration to be received if counterparty exercises option to expand partnership | $		$ 50,000,000
Number of performance obligations in collaboration agreement							1							1
Eli Lilly and Company | Equity component
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income							€ 2,047							$ 2,429,000
Eli Lilly and Company | Milestone payments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payments received										€ 3,922	$ 4,500,000
Yarrow Biotechnology, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proportion of ownership interest in associate									8.00%